Discontinued Operation (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operation			$ 0	$ 80	$ 2,889
License for Polyheal Products [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 1,497
Purchase price for residual number of shares		$ 6,003
New Poly Heal Settlement Agreements [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 2,800
Profit (loss) from discontinued operation	$ 2,889
Shares received of Polyheal	14,473
PolyHeal Settlement Agreements [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid				$ 195
Shares received of Polyheal				1,558